ACTIVE M/MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

SUPPLEMENT DATED DECEMBER 16, 2019 TO PROSPECTUS DATED JULY 31, 2019

The Board of Trustees of Northern Funds has approved the appointment of First Sentier Investors (Australia) IM Ltd (“First Sentier”) to sub-advise a portion of the Multi-Manager Global Listed Infrastructure Fund (the “Fund”). First Sentier will begin serving as a sub-adviser of the Fund effective on or about January 21, 2020.

1.	The paragraph under the section entitled “FUND SUMMARIES — Multi-Manager Global Listed Infrastructure Fund — Management” on page 23 of the Prospectus is replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGER AND SUB-ADVISERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser for the Multi-Manager Global Listed Infrastructure Fund. Christopher E. Vella, CFA, CIO, a Senior Vice President of NTI, has been manager of the Fund since September 2012. First Sentier Investors (Australia) IM Ltd (effective on or about January 21, 2020), Lazard Asset Management LLC and Maple-Brown Abbott Limited each serves as a sub-adviser of the Fund. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

2.	The following is added to the section entitled “FUND MANAGEMENT — Multi-Manager Global Listed Infrastructure Fund” beginning on page 41 of the Prospectus:

FIRST SENTIER INVESTORS (AUSTRALIA) IM LTD (“FIRST SENTIER”). First Sentier will begin to manage a portion of the Fund effective on or about January 21, 2020. First Sentier is a global investment management firm located at Level 5 Tower 3, International Towers, 300 Barangaroo Avenue, Barangaroo NSW 2000, Australia. First Sentier seeks to preserve and grow capital through a focus on securities that are attractively valued with superior quality and growth characteristics. First Sentier creates a core infrastructure portfolio diversified by region, country and subsector by investing in companies that own and operate utilities, energy pipelines, transportation and communications. First Sentier targets assets with high barriers to entry, structural growth, strong pricing power, financial strength, management quality and sustainable culture. First Sentier is wholly-owned by Mitsubishi UFJ Trust and Banking Corporation. As of September 30, 2019, First Sentier had approximately $151.2 billion in assets under management.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	MMF SPT (12/19)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

SUPPLEMENT DATED DECEMBER 16, 2019 TO SAI DATED JULY 31, 2019

The Board of Trustees of Northern Funds has approved the appointment of First Sentier Investors (Australia) IM Ltd (“First Sentier”) to sub-advise a portion of the Multi-Manager Global Listed Infrastructure Fund (the “Fund”). First Sentier will begin serving as a sub-adviser of the Fund effective on or about January 21, 2020.

1.

The information under the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers – Multi-Manager Global Listed Infrastructure Fund” on page 81 of the SAI is deleted and replaced with the following:

Sub-Advisers
Multi-Manager Global Listed Infrastructure Fund	First Sentier Investors (Australia) IM Ltd (“First Sentier”) (effective on or about January 21, 2020) Lazard Asset Management LLC (“Lazard”) Maple-Brown Abbott Limited (“MBA”)

2.

The following information is added to the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” under the Sub-Adviser ownership and control information beginning on page 82 of the SAI:

FIRST SENTIER

First Sentier is a global investment management firm and registered investment adviser headquartered in Sydney, Australia. First Sentier is wholly-owned by Mitsubishi UFJ Trust and Banking Corporation.

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	MMF SPT (12/19)